Prepaid expenses and other current assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Insurance	$ 2,175,379	$ 0
Prepaid clinical trial expenses	1,973,609	1,763,731
Deposit on production equipment	703,461	0
Canadian harmonized sales tax receivable	72,666	58,982
Other	105,450	27,633
Total	$ 5,030,565	$ 1,850,346